CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	¥ 303,956	[1]	¥ 524,049	[1]
Receivables from Customers, fair value	2,180
Securities purchased under agreements to resell, fair value	1,087,138		997,788
Trading assets, securities pledged as collateral	9,266,192		7,707,813
Trading assets, fair value	9,156		19,970
Private equity investments, fair value	3,476		44,134
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	350,820		355,831
Other assets, fair value	56,976		1,632
Short-term borrowings, fair value	49,279		77,036
Securities sold under agreements to repurchase, fair value	530,397		264,767
Other liabilities, fair value	1,123		2,360
Long-term borrowings, fair value	¥ 1,984,986		¥ 1,664,536
Common stock
Authorized	6,000,000,000		6,000,000,000
Issued	3,822,562,601		3,822,562,601
Outstanding	3,717,630,462		3,710,960,252
Common stock held in treasury, shares	104,932,139		111,602,349

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.